Earnings per share - Weighted average shares (Details) - shares shares in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Weighted average number of shares for calculating earnings per share
Basic earnings per share	2,583	2,573
Diluted earnings per share	2,584	2,574